Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Summary of Inventories Explanatory

	2023	2022
	(EUR’000)
Inventories
Raw materials and consumables	18,566	9,616
Work in progress	171,030	112,885
Finished goods	19,335	8,172
Total inventories	208,931	130,673